Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0000793040
Registrant Name	ELLSWORTH GROWTH & INCOME FUND LTD.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES